Trade and other receivables	12 Months Ended
Jun. 30, 2019
Trade and other receivables
Trade and other receivables

24Trade and other receivables

	2019	2018*
for the year ended 30 June	Rm	Rm

Trade receivables	23 237	23 742
Other receivables**	2 760	3 231
Related party receivables — equity accounted investments	67	102
Impairment of trade and other receivables	(453)	(427)

Trade and other receivables	25 611	26 648
Duties recoverable from customers	467	600
Prepaid expenses and other	1 425	829
Value added tax	1 075	1 652

	28 578	29 729

*Comparative information is based on IAS 39.

**Other receivables include short-term portion of long-term receivables, receivables related to exploration activities, employee-related receivables and short-term deposits.

Impairment of trade receivables

Trade receivables are considered for impairment under the expected credit loss model. Trade receivables are impaired when there is no reasonable prospect that the customer will pay. Refer to note 40 for detail on the impairments recognised.

No individual customer represents more than 10% of the group’s trade receivables.

Fair value of trade receivables

The carrying value approximates fair value because of the short period to maturity of these instruments.

Collateral

The group holds no collateral over the trade receivables which can be sold or pledged to a third party.

Credit risk exposure in respect of trade receivables under IAS39 is analysed as follows:

	Carrying value	Impairment
	2018	2018
for the year ended 30 June	Rm	Rm

Age analysis of trade receivables
Not past due date	21 611	3
Past due 0 – 30 days	1 477	5
Past due 31 – 150 days	257	18
Past due 151 days – one year	93	44
More than one year***	304	129

	23 742	199

***More than one year relates to long outstanding balances for specific customers who have exceeded their contractual repayment terms.

		2019	2018
		Rm	Rm

Business segmentation
	Mining	276	428
	Exploration and Production International	497	736
	Energy	10 357	11 487
	Base Chemicals	7 603	7 022
	Performance Chemicals	8 071	8 585
	Group Functions	1 774	1 471

Total operations		28 578	29 729

Accounting policies:

IFRS 9 applicable in 2019:

Trade and other receivables are recognised initially at transaction price and subsequently stated at amortised cost using the effective interest rate method, less impairment losses. A simplified expected credit loss model is applied for recognition and measurement of impairments in trade receivables, where expected lifetime credit losses are recognised from initial recognition, with changes in loss allowances recognised in profit and loss. The group did not use a provisional matrix. Trade and other receivables are written off where there is no reasonable expectation of recovering amounts due. The trade receivables do not contain a significant financing component.

IAS 39 applicable in 2018:

Trade and other receivables are recognised initially at fair value and subsequently stated at amortised cost using the effective interest rate method, less impairment losses.